SHAREHOLDER'S CAPITAL - Share Issuances and Cancellations (Details) - shares			12 Months Ended
	Dec. 02, 2020	Aug. 20, 2020	Dec. 31, 2020
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period			180,794,203
Changes in number of shares outstanding
Issued as partial consideration for acquisitions			3,092,118
Issued and fully paid during the year			171,060,581
Cancelled during the year			(12,089)
Number of shares outstanding at end of period			354,934,813
Common shares of GFL Holdings
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period			180,794,203
Changes in number of shares outstanding
Exchange upon amalgamation of GFL Holdings			(180,794,203)
Issued as partial consideration for acquisitions			0
Issued and fully paid during the year			0
Cancelled during the year			0
Number of shares outstanding at end of period			0
Subordinated voting shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period			0
Changes in number of shares outstanding
Exchange upon amalgamation of GFL Holdings			169,114,345
Issued as partial consideration for acquisitions			3,092,118
Issued and fully paid during the year			142,106,047
Cancelled during the year	944	11,145	(12,089)
Number of shares outstanding at end of period			314,300,421
Multiple voting shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period			0
Changes in number of shares outstanding
Exchange upon amalgamation of GFL Holdings			11,679,858
Issued as partial consideration for acquisitions			0
Issued and fully paid during the year			383,106
Cancelled during the year			0
Number of shares outstanding at end of period			12,062,964
Preferred shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period			0
Changes in number of shares outstanding
Exchange upon amalgamation of GFL Holdings			0
Issued as partial consideration for acquisitions			0
Issued and fully paid during the year			28,571,428
Cancelled during the year			0
Number of shares outstanding at end of period			28,571,428